BARINGS FUNDS TRUST
SUPPLEMENT DATED AUGUST 17, 2018
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,
EACH DATED NOVEMBER 1, 2017,
AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME
Barings Global Floating Rate Fund
Barings Global Credit Income Opportunities Fund
Barings Emerging Markets Debt Blended Total Return Fund
Barings Global High Yield Fund
(the “Funds”)
Effective August 2, 2018, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the Section of the Fund’s Prospectus entitled “Fund Summaries — Barings Emerging Markets Debt Blended Total Return Fund — Portfolio Management” on page 41.
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Ricardo Adrogué	Since inception	Portfolio Manager
Cem Karacadag	Since inception	Portfolio Manager
Natalia Krol	August 2, 2018	Portfolio Manager
The Independent Trustees of the Trust approved a sub advisory agreement with Baring International Investment Limited (“BIIL”) for the Funds to replace the former sub advisory agreement with Barings Global Advisers Limited (“BGA”). BIIL is another indirect, wholly-owned subsidiary of Barings that is also registered as an investment adviser with the SEC and the Financial Conduct Authority in the United Kingdom. This change was recommended based on Barings’ consolidation of corporate entities, but involves no change in the actual control or management of the Funds because the same personnel will continue to perform the services they previously had performed for the Funds, through BIIL, rather than BGA.
As a result, effective August 2, 2018, the following supplements and, to the extent inconsistent therewith, supersedes the information with respect to the Funds contained in the Section of the Funds’ Prospectus entitled “Management of the Funds — Manager” on page 88.
The Manager has retained its subsidiary, Baring International Investment Limited (“BIIL”), as a sub-adviser to manage European investments for Global Floating Rate Fund, Global Credit Income Opportunities Fund, Emerging Markets Debt Blended Total Return Fund and Global High Yield Fund. See “— Sub-Adviser” below.
Effective August 2, 2018, the following supplements and, to the extent inconsistent therewith, supersedes the information with respect to the Funds contained in the Section of the Funds’ Prospectus entitled “Management of the Funds — Sub-Adviser” on page 88.
BIIL serves as a sub-adviser responsible for managing the European investments for Global Floating Rate Fund, Global Credit Income Opportunities Funds, Emerging Markets Debt Blended Total Return Fund and Global High Yield Fund. Subject to the supervision of the Board of Trustees and the Manager, BIIL manages the investment and reinvestment of a portion of the assets of the Funds, as may be allocated from time to time to BIIL by a global allocation investment committee composed of representatives of the Manager and BIIL.
BIIL is an investment adviser registered with the SEC in the U.S. and the Financial Conduct Authority in the United Kingdom with its principal office located at 155 Bishopsgate, London, United Kingdom EC2M 3XY. BIIL is a wholly-owned subsidiary of Baring Asset Management Limited, which in turn is an indirect, wholly-owned subsidiary of the Manager. As of June 30, 2018, BIIL had approximately $5 billion in assets under management.
All references to “Barings Global Advisers Limited or BGA” in the Prospectus and SAI are hereby replaced with “Baring International Investment Limited or BIIL.”

Effective immediately, the following supplements and, to the extent inconsistent therewith, supersedes the information with respect to the Funds contained in the Section of the Funds’ Prospectus entitled “Management of the Funds – Portfolio Management” starting on page 90.
PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Ricardo Adrogué Portfolio Manager	Since Inception	Dr. Adrogué is a Managing Director and Head of Barings’ Emerging Markets Debt Group. Prior to joining Barings, he worked at Cabezon Investment Group, LLC. Prior to Cabezon, Dr. Adrogué built a successful track record for Wellington Management Company’s Emerging Markets Local Debt program where he managed over $11 billion. He shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund and Barings Emerging Markets Local Currency Debt Fund.
Cem Karacadag Portfolio Manager	Since Inception	Mr. Karacadag is a Managing Director and co-manager of Barings’ Emerging Markets Sovereign Debt strategy and backup manager for Barings’ Local Debt strategy. He was most recently at Oppenheimer Funds, where he worked on sovereign hard currency and local currency investments in Eastern Europe and Asia. He shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund and Barings Emerging Markets Local Currency Debt Fund.
Natalia Krol Portfolio Manager	Since August 2, 2018	Ms. Krol is a Director and portfolio manager of Barings’ Emerging Markets Blended Total Return strategy. Prior to joining Barings, she was a Credit Analyst at Schroders Investment Management, where she covered natural resources and capital goods sectors across emerging markets, European high yield and investment grade markets, and a European High Yield Research Analyst at Barclays Capital. She shares principal responsibilities for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund.
Effective August 2, 2018, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the Section of the Funds’ Statement of Additional Information (“SAI”) entitled “Management — Officers” starting on page 40.
Name, Address and Age	Position with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years
Dan McGee Age: 48 300 S. Tryon St. Suite 2500 Charlotte N.C. 28202	President	Since August 2, 2018	Managing Director (since 2013), Barings; Managing Director (1992-2013), Principal Financial Group.
Carlene Pollock Age: 50 300 S. Tryon St. Suite 2500 Charlotte N.C. 28202	Chief Financial Officer	Since 2016	Assistant Treasurer (2015-2016), Barings Funds Trust; Director (since 2015), Barings; Director (2013-2015), Corrum Capital Management (investment adviser); Vice President (2008-2013), Bank of

Name, Address and Age	Position with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years
New York Mellon (third party administrator); Chief Financial Officer (since 2016), Assistant Treasurer (2015-2016), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings).
Lesley Mastandrea Age: 40 300 S. Tryon St. Suite 2500 Charlotte N.C. 28202	Treasurer	Since 2016	Managing Director (since 2014), Director (2007-2014), Associate Director (2006-2007), Barings; Treasurer (since 2016), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings).
Paul J. Thompson Age: 46 300 S. Tryon St. Suite 2500 Charlotte N.C. 28202	Vice President	Since 2013	Chief Financial Officer (since 2015), Chief Operating Officer (since 2010) and Head of Global Investment Services (since 2010), Head of Operations and Portfolio/Client Services (2002-2010), Managing Director (since 2008), Barings.
Melissa LaGrant Age: 44 300 S. Tryon St. Suite 2500 Charlotte N.C. 28202	Chief Compliance Officer	Since 2013	Managing Director (since 2005), Barings; Chief Compliance Officer (since 2013), Barings Finance LLC; Chief Compliance Officer (since 2006), Barings Corporate Investors and Barings Participation Investors (closed-end investment companies advised by Barings); Chief Compliance Officer (since 2012), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings).
Janice M. Bishop Age: 53 300 S. Tryon St. Suite 2500 Charlotte N.C. 28202	Vice President, Secretary and Chief Legal Officer	Since 2013	Senior Counsel and Managing Director (since 2014), Counsel (2007-2014), Barings; Vice President, Secretary and Chief Legal Officer (since 2015), Associate Secretary (2008-2015), Barings Corporate Investors and Barings Participation Investors (closed-end investment companies advised by Barings); Vice President, Secretary and Chief Legal Officer (since 2012), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings); Vice President and Secretary (since 2015), Assistant Secretary (2008-2015), CI Subsidiary Trust and PI Subsidiary Trust.
Michelle Manha Age: 45 300 S. Tryon St. Suite 2500 Charlotte N.C. 28202	Assistant Secretary	Since 2013	Associate General Counsel and Managing Director (since 2014), Counsel (2008-2014), Barings; Assistant Secretary (since 2012), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings).

Name, Address and Age	Position with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristin Goodchild Age: 32 300 S. Tryon St. Suite 2500 Charlotte N.C. 28202	Assistant Secretary	Since 2015	Counsel (since 2016), Senior Paralegal (2013-2016), Paralegal (2008-2012), Barings; Assistant Secretary (since 2015), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings); Associate Secretary (since 2015), Barings Corporate Investors and Barings Participation Investors (closed-end investment companies advised by Barings); Assistant Secretary (since 2015), CI Subsidiary Trust and PI Subsidiary Trust.
Effective immediately, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the Section of the Fund’s SAI entitled “Information Regarding Portfolio Managers — Portfolio Managers — Barings Emerging Markets Debt Blended Total Return Fund” on page 65.
Portfolio Team	Account Category	Number of Accounts Managed	Asset Managed (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Assets Managed in Accounts with Performance- Based Advisory Fee (millions)
Ricardo Adrogué	Registered Investment Companies	1	$20	0	N/A
	Other Pooled Investment Vehicles	3	$1,336	0	N/A
	Other Accounts	6	$2,337	0	N/A
Cem Karacadag	Registered Investment Companies	1	$20	0	N/A
	Other Pooled Investment Vehicles	3	$1,336	0	N/A
	Other Accounts	6	$2,337	0	N/A
Natalia Krol	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	1	$104	0	N/A
	Other Accounts	0	N/A	0	N/A
Effective immediately, the following supplements, and to the extent inconsistent therewith, supersedes the information contained in the Section of the Funds’ SAI entitled “Information Regarding Portfolio Managers — Portfolio Managers — Ownership of Securities” on page 66 with respect to Global Floating Rate Fund, Global Credit Income Opportunities Fund, Emerging Markets Debt Blended Total Return Fund and Global High Yield Fund.
As of August 3, 2018, Craig Abouchar, Ricardo Adrogué, Sean Feeley, Michael Freno, Martin Horne, Cem Karacadag, Natalia Krol, Tom McDonnell, David Mihalick, Scott Roth and Chris Sawyer do not directly or indirectly own any shares of the Funds.
Please Retain This Supplement for Future Reference